Fees Summary	Aug. 14, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,744,000
Previously Paid Amount	0.00
Total Fee Amount	552.61
Total Offset Amount	0.00
Net Fee	552.61
Narrative - Max Aggregate Offering Price	$ 3,744,000
Final Prospectus	true